UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	09/30/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for those series, as appropriate.

Dreyfus Active MidCap Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
September 30, 2016 (Unaudited)

Common Stocks - 99.6%	Shares		Value ($)
Automobiles & Components - 3.0%
Lear	78,100		9,467,282
Visteon	109,800		7,868,268
			17,335,550
Banks - 2.0%
BancorpSouth	13,393		310,718
Cathay General Bancorp	146,585		4,511,886
SunTrust Banks	160,800		7,043,040
			11,865,644
Capital Goods - 9.5%
Allison Transmission Holdings	146,300		4,195,884
BWX Technologies	225,200		8,640,924
Curtiss-Wright	6,559		597,591
HD Supply Holdings	238,900	[a]	7,640,022
Huntington Ingalls Industries	56,600		8,683,572
Lennox International	51,800	[b]	8,134,154
Owens Corning	170,200		9,086,978
Spirit AeroSystems Holdings, Cl. A	174,300	[a]	7,763,322
USG	36,484	[a]	943,111
			55,685,558
Consumer Durables & Apparel - 3.9%
Brunswick	176,600		8,614,548
D.R. Horton	109,600		3,309,920
Michael Kors Holdings	93,400	[a]	4,370,186
Tempur Sealy International	116,200	[a,b]	6,593,188
			22,887,842
Consumer Services - 5.2%
Darden Restaurants	136,000		8,339,520
Marriott International, Cl. A	129,900		8,746,167
ServiceMaster Global Holdings	196,300	[a]	6,611,384
Wyndham Worldwide	98,300	[b]	6,618,539
			30,315,610
Diversified Financials - 4.4%
Affiliated Managers Group	29,400	[a]	4,254,180
Ameriprise Financial	58,400		5,826,568
Moody's	88,600		9,593,608

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.6% (continued)	Shares		Value ($)
Diversified Financials - 4.4% (continued)
Synchrony Financial	149,800		4,194,400
T. Rowe Price Group	30,846		2,051,259
			25,920,015
Energy - 6.0%
FMC Technologies	195,900	[a]	5,812,353
Hess	157,200		8,429,064
ONEOK	87,100		4,476,069
Tesoro	102,300		8,138,988
World Fuel Services	179,100		8,285,166
			35,141,640
Food & Staples Retailing - 1.6%
Kroger	192,400		5,710,432
Sprouts Farmers Markets	175,600	[a,b]	3,626,140
			9,336,572
Food, Beverage & Tobacco - 6.1%
ConAgra Foods	205,400		9,676,394
Hormel Foods	99,900		3,789,207
Ingredion	45,200		6,014,312
J.M. Smucker	40,300		5,462,262
Tyson Foods, Cl. A	144,300		10,774,881
			35,717,056
Health Care Equipment & Services - 5.1%
Allscripts Healthcare Solutions	45,900	[a]	604,503
AmerisourceBergen	49,500		3,998,610
Cigna	18,500		2,410,920
Edwards Lifesciences	3,400	[a]	409,904
Hologic	228,400	[a]	8,868,772
Teleflex	46,686		7,845,582
WellCare Health Plans	47,497	[a]	5,561,424
			29,699,715
Insurance - 3.8%
Aon	37,200		4,184,628
Hartford Financial Services Group	36,800		1,575,776
Lincoln National	159,300		7,483,914
Unum Group	251,100		8,866,341
			22,110,659
Materials - 7.8%
Cabot	75,000		3,930,750
Celanese, Ser. A	132,700		8,832,512
Commercial Metals	267,400		4,329,206

Common Stocks - 99.6% (continued)	Shares		Value ($)
Materials - 7.8% (continued)
Crown Holdings	83,600	[a]	4,772,724
Nucor	164,300		8,124,635
Reliance Steel & Aluminum	115,300		8,305,059
Steel Dynamics	57,600		1,439,424
Worthington Industries	116,400		5,590,692
			45,325,002
Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
Agilent Technologies	111,500		5,250,535
Bruker	125,000	[b]	2,831,250
Charles River Laboratories International	67,800	[a]	5,650,452
Mettler-Toledo International	18,960	[a]	7,959,977
PerkinElmer	28,500		1,599,135
Quintiles Transnational Holdings	68,300	[a]	5,536,398
United Therapeutics	67,918	[a,b]	8,019,757
Zoetis	83,300		4,332,433
			41,179,937
Real Estate - 7.3%
General Growth Properties	321,600	[c]	8,876,160
Host Hotels & Resorts	383,900	[c]	5,977,323
Kilroy Realty	132,200	[c]	9,168,070
Lamar Advertising, Cl. A	89,000	[c]	5,812,590
Macerich	38,600	[c]	3,121,582
Piedmont Office Realty Trust, Cl. A	176,500	[c]	3,842,405
Post Properties	57,600	[c]	3,809,088
Prologis	38,600	[c]	2,066,644
			42,673,862
Retailing - 5.6%
Bed Bath & Beyond	1,500		64,665
Best Buy	67,100		2,561,878
Big Lots	146,200	[b]	6,981,050
Dollar General	65,500		4,584,345
Foot Locker	115,800	[b]	7,841,976
Nordstrom	41,300	[b]	2,142,644
O'Reilly Automotive	30,980	[a]	8,677,808
			32,854,366
Software & Services - 10.0%
Activision Blizzard	50,200		2,223,860
ANSYS	11,900	[a]	1,102,059
Citrix Systems	110,100	[a]	9,382,722
DST Systems	22,400		2,641,408

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.6% (continued)	Shares		Value ($)
Software & Services - 10.0% (continued)
Electronic Arts	75,600	[a]	6,456,240
Fiserv	97,000	[a]	9,648,590
Leidos Holdings	54,400		2,354,432
Mentor Graphics	31,800		840,792
NeuStar, Cl. A	63,500	[a,b]	1,688,465
Nuance Communications	507,700	[a]	7,361,650
Red Hat	61,000	[a]	4,930,630
Vantiv, Cl. A	36,800	[a]	2,070,736
VeriSign	101,800	[a,b]	7,964,832
			58,666,416
Technology Hardware & Equipment - 1.7%
Ingram Micro, Cl. A	64,300		2,292,938
Motorola Solutions	62,300		4,752,244
NCR	81,000	[a]	2,607,390
			9,652,572
Telecommunication Services - 1.5%
CenturyLink	326,600	[b]	8,958,638
Transportation - 3.3%
Alaska Air Group	92,700	[b]	6,105,222
CH Robinson Worldwide	46,000	[b]	3,241,160
JetBlue Airways	84,324	[a]	1,453,746
Southwest Airlines	212,100		8,248,569
			19,048,697
Utilities - 4.8%
AES	94,600		1,215,610
FirstEnergy	258,400		8,547,872
Great Plains Energy	292,500		7,982,325
MDU Resources Group	260,800		6,634,752
PPL	100,000		3,457,000
			27,837,559
Total Common Stocks (cost $506,664,580)			582,212,910
Investment of Cash Collateral for Securities Loaned - 3.4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $20,155,115)	20,155,115	[d]	20,155,115
Total Investments (cost $526,819,695)	103.0%		602,368,025
Liabilities, Less Cash and Receivables	(3.0%)		(17,666,002)
Net Assets	100.0%		584,702,023

[a]	Non-income producing security.

[b]

Security, or portion thereof, on loan. At September 30, 2016, the value of the fund’s securities on loan was $48,667,897 and the value of the collateral held by the fund was $49,340,436, consisting of cash collateral of $20,155,115 and U.S. Government & Agency securities valued at $29,185,321.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	10.0
Capital Goods	9.5
Materials	7.8
Real Estate	7.3
Pharmaceuticals, Biotechnology & Life Sciences	7.0
Food, Beverage & Tobacco	6.1
Energy	6.0
Retailing	5.6
Consumer Services	5.2
Health Care Equipment & Services	5.1
Utilities	4.8
Diversified Financials	4.4
Consumer Durables & Apparel	3.9
Insurance	3.8
Money Market Investment	3.4
Transportation	3.3
Automobiles & Components	3.0
Banks	2.0
Technology Hardware & Equipment	1.7
Food & Staples Retailing	1.6
Telecommunication Services	1.5
103.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Active Midcap Fund
September 30, 2016 (Unaudited)

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	577,842,724	-	-	577,842,724
Equity Securities—
Foreign Common
Stocks†	4,370,186	-	-	4,370,186
Mutual Funds	20,155,115	-	-	20,155,115

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2016, accumulated net unrealized appreciation on investments was $75,548,330, consisting of $92,564,206 gross unrealized appreciation and $17,015,876 gross unrealized depreciation.

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 16, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 16, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)